JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

April 16, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:       John Hancock Funds II (the “Trust”), on behalf of:

Fundamental All Cap Core Fund
Fundamental Large Cap Value Fund
Short Duration Credit Opportunities Fund (the “Funds”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on March 26, 2015 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-15-001394), each of which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 572-0138.

Sincerely,

/s/ Ariel Ayanna

Ariel Ayanna

Assistant Secretary

EXHIBIT INDEX

EX101.INS         XBRL Instance Document

EX101.SCH       XBRL Taxonomy Extension Schema Document

EX101.CAL        XBRL Taxonomy Extension Calculation Linkbase Document

EX101.DEF       XBRL Taxonomy Extension Definition Linkbase Document

EX101.LAB        XBRL Taxonomy Extension Labels Linkbase Document

EX101.PRE       XBRL Taxonomy Extension Presentation Linkbase Document